INCOME TAX EXPENSE (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CURRENT INCOME TAXES

The income tax expense for the period can be reconciled to the loss for the period per the unaudited interim condensed consolidated statement of profit or loss and other comprehensive loss as follows:

	Six Months Ended	Six Months Ended
	September 30, 2025	September 30, 2024
	USD	USD
	(Unaudited)	(Unaudited)
Loss before taxation	(5,795,016)	(1,161,471)

Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(405,900)	(576,164)
Tax effect of expenses that are not deductible	81,644	131,484
Tax effect of tax losses not recognized	324,256	444,680
Withholding tax paid during the period	(10,750)	-
Income tax expense	(10,750)	-